Consolidated Schedule of Investments
September 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–1.95%
U.S. Treasury Floating Rate Notes–1.95%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%) (Cost 8,950,000)(a)	4.73%	07/31/2026	$ 8,950	$ 8,939,825
			Shares
Money Market Funds–88.38%(b)
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(c)			122,449,276	122,449,276
Invesco Government Money Market Fund, Cash Reserve Shares, 4.77%(c)			69,770,565	69,770,565
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.08%(c)			37,955,870	37,955,870
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.84%(c)			65,519,079	65,519,079
Invesco Treasury Obligations Portfolio, Institutional Class, 4.90%(c)			51,505,418	51,505,418
Invesco Treasury Portfolio, Institutional Class, 4.78%(c)			47,259,577	47,259,577
Invesco V.I. Government Money Market Fund, Series I, 4.67%(c)			9,240,310	9,240,310
Total Money Market Funds (Cost $403,700,095)				403,700,095
Options Purchased–0.65%
(Cost $5,872,003)(d)				2,969,631
TOTAL INVESTMENTS IN SECURITIES–90.98% (Cost $418,522,098)				415,609,551
OTHER ASSETS LESS LIABILITIES–9.02%				41,180,356
NET ASSETS–100.00%				$456,789,907
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2024.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$125,718,356	$109,925,440	$(113,194,520)	$-	$-	$122,449,276	$4,772,240
Invesco Government Money Market Fund, Cash Reserve Shares	57,361,998	24,698,268	(12,289,701)	-	-	69,770,565	2,228,688
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	41,173,803	89,773,991	(92,991,924)	-	-	37,955,870	1,656,421
Invesco Premier U.S. Government Money Portfolio, Institutional Class	64,694,230	37,362,774	(36,537,925)	-	-	65,519,079	2,667,427
Invesco Treasury Obligations Portfolio, Institutional Class	51,505,418	-	-	-	-	51,505,418	1,985,962
Invesco Treasury Portfolio, Institutional Class	64,046,146	127,965,791	(144,752,360)	-	-	47,259,577	2,150,000
Invesco V.I. Government Money Market Fund, Series I	9,240,310	-	-	-	-	9,240,310	345,608
Total	$413,740,261	$389,726,264	$(399,766,430)	$-	$-	$403,700,095	$15,806,346

(d)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	10/18/2024	33	EUR	4,100.00	EUR	1,353,000	$514
EURO STOXX 50 Index	Put	11/15/2024	33	EUR	4,000.00	EUR	1,320,000	1,947
EURO STOXX 50 Index	Put	12/20/2024	33	EUR	4,350.00	EUR	1,435,500	9,110
EURO STOXX 50 Index	Put	01/17/2025	33	EUR	4,400.00	EUR	1,452,000	13,408
EURO STOXX 50 Index	Put	03/21/2025	33	EUR	4,800.00	EUR	1,584,000	45,550
EURO STOXX 50 Index	Put	02/21/2025	33	EUR	4,600.00	EUR	1,518,000	26,559
EURO STOXX 50 Index	Put	04/17/2025	33	EUR	5,000.00	EUR	1,650,000	74,129
EURO STOXX 50 Index	Put	05/16/2025	33	EUR	4,800.00	EUR	1,584,000	60,684
EURO STOXX 50 Index	Put	06/20/2025	33	EUR	4,950.00	EUR	1,633,500	86,508
EURO STOXX 50 Index	Put	07/18/2025	33	EUR	4,900.00	EUR	1,617,000	84,084
EURO STOXX 50 Index	Put	08/15/2025	33	EUR	4,600.00	EUR	1,518,000	58,040
EURO STOXX 50 Index	Put	09/19/2025	31	EUR	4,850.00	EUR	1,503,500	82,335
FTSE 100 Index	Put	10/18/2024	17	GBP	7,500.00	GBP	1,275,000	1,023
FTSE 100 Index	Put	11/15/2024	17	GBP	7,275.00	GBP	1,236,750	2,500
FTSE 100 Index	Put	12/20/2024	17	GBP	7,450.00	GBP	1,266,500	7,046
FTSE 100 Index	Put	01/17/2025	17	GBP	7,625.00	GBP	1,296,250	12,160
FTSE 100 Index	Put	03/21/2025	17	GBP	7,625.00	GBP	1,296,250	20,683
FTSE 100 Index	Put	02/21/2025	17	GBP	7,550.00	GBP	1,283,500	15,228
FTSE 100 Index	Put	04/17/2025	17	GBP	7,850.00	GBP	1,334,500	31,478
FTSE 100 Index	Put	06/20/2025	17	GBP	8,275.00	GBP	1,406,750	70,457
FTSE 100 Index	Put	07/18/2025	17	GBP	8,200.00	GBP	1,394,000	65,912
FTSE 100 Index	Put	08/15/2025	17	GBP	8,150.00	GBP	1,385,500	66,025
FTSE 100 Index	Put	09/19/2025	17	GBP	8,275.00	GBP	1,406,750	82,390
FTSE 100 Index	Put	05/16/2025	17	GBP	8,100.00	GBP	1,377,000	49,775
MSCI Emerging Markets Index	Put	10/18/2024	23	USD	950.00	USD	2,185,000	1,150
MSCI Emerging Markets Index	Put	11/15/2024	23	USD	920.00	USD	2,116,000	1,955
MSCI Emerging Markets Index	Put	12/20/2024	23	USD	990.00	USD	2,277,000	11,615
MSCI Emerging Markets Index	Put	01/17/2025	23	USD	1,020.00	USD	2,346,000	19,895
MSCI Emerging Markets Index	Put	03/21/2025	23	USD	1,030.00	USD	2,369,000	38,295
MSCI Emerging Markets Index	Put	02/21/2025	23	USD	980.00	USD	2,254,000	20,125
MSCI Emerging Markets Index	Put	04/17/2025	23	USD	1,050.00	USD	2,415,000	51,060
MSCI Emerging Markets Index	Put	05/16/2025	23	USD	1,050.00	USD	2,415,000	57,385
MSCI Emerging Markets Index	Put	06/20/2025	23	USD	1,070.00	USD	2,461,000	74,405
MSCI Emerging Markets Index	Put	07/18/2025	23	USD	1,090.00	USD	2,507,000	93,495
MSCI Emerging Markets Index	Put	08/15/2025	23	USD	1,080.00	USD	2,484,000	94,530
MSCI Emerging Markets Index	Put	09/19/2025	23	USD	1,080.00	USD	2,484,000	102,120
Nikkei 225 Index	Put	12/13/2024	8	JPY	30,250.00	JPY	242,000,000	13,359
Nikkei 225 Index	Put	12/13/2024	8	JPY	31,750.00	JPY	254,000,000	17,255
Nikkei 225 Index	Put	12/13/2024	8	JPY	32,000.00	JPY	256,000,000	18,368
Nikkei 225 Index	Put	03/14/2025	8	JPY	32,000.00	JPY	256,000,000	33,119
Nikkei 225 Index	Put	03/14/2025	8	JPY	34,500.00	JPY	276,000,000	58,445
Nikkei 225 Index	Put	03/14/2025	8	JPY	38,500.00	JPY	308,000,000	138,320
Nikkei 225 Index	Put	06/13/2025	8	JPY	38,250.00	JPY	306,000,000	164,481
Nikkei 225 Index	Put	06/13/2025	8	JPY	36,750.00	JPY	294,000,000	125,796
Nikkei 225 Index	Put	06/13/2025	8	JPY	37,250.00	JPY	298,000,000	137,763
Nikkei 225 Index	Put	09/12/2025	8	JPY	38,000.00	JPY	304,000,000	180,623
Nikkei 225 Index	Put	09/12/2025	8	JPY	36,500.00	JPY	292,000,000	142,494
Nikkei 225 Index	Put	09/12/2025	8	JPY	37,250.00	JPY	298,000,000	160,584
S&P 500 Mini Index	Put	10/18/2024	20	USD	437.00	USD	874,000	250
S&P 500 Mini Index	Put	11/15/2024	20	USD	428.00	USD	856,000	850
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500 Mini Index	Put	12/20/2024	20	USD	465.00	USD	930,000	$3,190
S&P 500 Mini Index	Put	01/17/2025	20	USD	480.00	USD	960,000	5,780
S&P 500 Mini Index	Put	03/21/2025	20	USD	520.00	USD	1,040,000	16,970
S&P 500 Mini Index	Put	02/21/2025	20	USD	493.00	USD	986,000	9,830
S&P 500 Mini Index	Put	04/17/2025	20	USD	535.00	USD	1,070,000	23,690
S&P 500 Mini Index	Put	05/16/2025	20	USD	511.00	USD	1,022,000	19,320
S&P 500 Mini Index	Put	06/20/2025	20	USD	540.00	USD	1,080,000	30,920
S&P 500 Mini Index	Put	07/18/2025	20	USD	560.00	USD	1,120,000	41,760
S&P 500 Mini Index	Put	08/15/2025	21	USD	552.00	USD	1,159,200	42,829
S&P 500 Mini Index	Put	09/19/2025	20	USD	565.00	USD	1,130,000	50,060
Total Index Options Purchased								$2,969,631

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	117	November-2024	$8,360,820	$(211,769)	$(211,769)
Gasoline Reformulated Blendstock Oxygenate Blending	129	October-2024	10,484,372	58,001	58,001
Low Sulphur Gas Oil	10	December-2024	656,500	(128,053)	(128,053)
New York Harbor Ultra-Low Sulfur Diesel	102	March-2025	9,256,439	(230,954)	(230,954)
Silver	68	December-2024	10,695,720	762,771	762,771
WTI Crude	56	November-2024	3,795,120	(89,788)	(89,788)
Subtotal				160,208	160,208
Equity Risk
E-Mini Russell 2000 Index	360	December-2024	40,485,600	1,058,708	1,058,708
E-Mini S&P 500 Index	15	December-2024	4,360,687	144,542	144,542
EURO STOXX 50 Index	252	December-2024	14,109,837	426,654	426,654
FTSE 100 Index	114	December-2024	12,632,696	(103,555)	(103,555)
MSCI Emerging Markets Index	905	December-2024	53,064,675	3,310,403	3,310,403
Nikkei 225 Index	81	December-2024	21,387,719	1,181,700	1,181,700
Subtotal				6,018,452	6,018,452
Interest Rate Risk
Australia 10 Year Bonds	1,077	December-2024	86,666,816	(528,311)	(528,311)
Canada 10 Year Bonds	770	December-2024	71,172,834	472,002	472,002
Euro-Bund	460	December-2024	69,085,615	475,484	475,484
Japan 10 Year Bonds	84	December-2024	84,540,616	189,939	189,939
Long Gilt	558	December-2024	73,430,574	(379,579)	(379,579)
U.S. Treasury Long Bonds	359	December-2024	44,583,313	(211,468)	(211,468)
Subtotal				18,067	18,067
Total Futures Contracts				$6,196,727	$6,196,727

(a)	Futures contracts collateralized by $14,229,140 cash held with Goldman Sachs International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.17%	Monthly	11,600	April—2025	USD	8,717,564	$—	$409,203	$409,203
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19	Monthly	730	February—2025	USD	781,386	—	42,954	42,954
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	10,050	February—2025	USD	3,117,369	—	162,929	162,929
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	79,900	February—2025	USD	8,816,062	—	687,763	687,763
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	26,800	February—2025	USD	2,576,694	—	262,916	262,916
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	22,700	February—2025	USD	3,200,748	—	183,924	183,924
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	18,300	February—2025	USD	3,756,075	—	253,535	253,535
Cargill, Inc.	Receive	Cargill Coffee Front Index	0.20	Monthly	12,500	June—2025	USD	3,046,868	—	442,182	442,182
Cargill, Inc.	Receive	Cargill Gold Index	0.12	Monthly	6,840	December—2024	USD	10,028,493	—	535,475	535,475
Cargill, Inc.	Receive	Cargill Lean Hog Index	0.21	Monthly	35,500	March—2025	USD	2,011,494	—	57,897	57,897
Cargill, Inc.	Receive	Cargill Live Cattle Index	0.21	Monthly	7,800	November—2024	USD	746,031	—	43,134	43,134
Cargill, Inc.	Receive	Cargill Soybean Oil Index	0.24	Monthly	22,000	February—2025	USD	2,973,621	—	276,124	276,124
Cargill, Inc.	Receive	Cargill Sugar Index	0.20	Monthly	11,700	February—2025	USD	5,165,098	—	857,720	857,720
Cargill, Inc.	Receive	Cargill Wheat Index	0.22	Monthly	50,500	December—2024	USD	2,161,945	—	64,822	64,822
Goldman Sachs International	Receive	Enhanced Strategy A48 on the S&P GSCI Wheat Excess Return Index	0.20	Monthly	136,000	March—2025	USD	1,453,651	—	39,634	39,634
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return Index	0.14	Monthly	6,850	February—2025	USD	2,578,873	—	96,153	96,153
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	28,500	February—2025	USD	3,030,442	—	211,858	211,858
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	38,600	October—2024	USD	6,615,009	—	17,208	17,208
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	120,500	February—2025	USD	6,510,952	—	199,018	199,018
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return Index	0.17	Monthly	14,800	February—2025	USD	5,505,171	—	224,769	224,769
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	42,500	February—2025	USD	1,769,492	—	4,644	4,644
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.28	Monthly	38,500	September—2025	USD	4,632,640	—	108,520	108,520
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	31,300	February—2025	USD	2,816,261	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30%	Monthly	60,700	June—2025	USD	6,497,292	$—	$210,969	$210,969
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	28,500	February—2025	USD	3,655,872	—	0	0
Royal Bank of Canada	Receive	RBC Commodity KCE0 ER Custom Index	0.18	Monthly	157,000	December—2024	USD	4,885,636	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.20	Monthly	24,800	February—2025	USD	4,568,525	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	28,300	February—2025	USD	3,259,883	—	0	0
Subtotal — Appreciation									—	5,393,351	5,393,351
Commodity Risk
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	28,400	February—2025	USD	9,778,251	—	(18,628)	(18,628)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.12	Monthly	30,800	June—2025	USD	8,293,796	—	(3)	(3)
Subtotal — Depreciation									—	(18,631)	(18,631)
Total — Total Return Swap Agreements									$—	$5,374,720	$5,374,720

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.000%	Monthly	96,780	February—2025	JPY	351,705,294	$—	$24,086	$24,086
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.040%	Monthly	161,877	January—2025	JPY	588,272,349	—	40,288	40,288
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.130%	Monthly	268,750	January—2025	JPY	976,656,312	—	66,886	66,886
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.000%	Monthly	45,000	October—2024	JPY	163,714,950	—	34,041	34,041
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.060%	Monthly	234,033	February—2025	JPY	851,437,797	(1,091)	177,036	178,127
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.060%	Monthly	78,011	February—2025	JPY	283,812,599	—	59,012	59,012
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.120%	Monthly	146,065	February—2025	JPY	531,400,537	—	110,492	110,492
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.130%	Monthly	32,000	January—2025	JPY	116,419,520	—	24,207	24,207
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.190%	Monthly	244,891	January—2025	JPY	890,940,396	—	185,250	185,250
Citibank, N.A.	Receive	Citi EQ US Volatility Carry Series 5 Index	CIEQVRU5 + 0.000%	Monthly	71,500	February—2025	USD	12,080,640	—	52,911	52,910
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR + 0.285%	Monthly	180	October—2024	EUR	646,443	$—	$5,624	$5,624
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR + 0.320%	Monthly	200	January—2025	EUR	718,270	—	6,249	6,249
Citibank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR + 0.310%	Monthly	80	October—2024	EUR	519,002	—	15,989	15,989
Citibank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR + 0.325%	Monthly	1,420	January—2025	EUR	9,212,283	—	283,802	283,802
Citibank, N.A.	Receive	MSCI EMU Quality Index	1 mo. EURIBOR + 0.310%	Monthly	140	October—2024	EUR	626,143	—	29,851	29,851
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.210%	Monthly	33,000	October—2024	JPY	119,924,310	—	8,213	8,213
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	202,195	February—2025	JPY	734,790,783	—	50,322	50,322
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	67,398	February—2025	JPY	244,929,049	—	16,774	16,774
Goldman Sachs International	Receive	Systematic Volatility Carry DO Series 04 Excess Return Strategy	RCXTDO04 + 0.000%	Monthly	116,000	February—2025	USD	12,078,117	—	103,043	103,043
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.780%	Monthly	710	October—2024	USD	7,241,411	—	177,401	177,401
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.630%	Monthly	515	October—2024	USD	7,196,631	—	165,505	165,505
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.244%	Monthly	320	January—2025	EUR	1,149,232	—	9,999	9,999
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.300%	Monthly	2,020	January—2025	EUR	9,034,349	—	430,712	430,712
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	VMAQWSL5 + 0.000%	Monthly	98,000	February—2025	USD	12,153,754	—	7,115	7,115
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.170%	Monthly	2,070	March—2025	EUR	7,434,095	—	64,679	64,679
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	RCXTDO04 + 0.000%	Monthly	70,000	February—2025	USD	12,086,200	—	50,719	50,719
Subtotal — Appreciation									(1,091)	2,200,206	2,201,296
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	BNPXAVUC + 0.000%	Monthly	54,500	February—2025	USD	12,144,033	$—	$(14,654)	$(14,654)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.399%	Monthly	170	November—2024	GBP	998,607	—	(22,033)	(22,033)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.555%	Monthly	170	February—2025	GBP	998,607	—	(22,033)	(22,033)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.560%	Monthly	400	February—2025	GBP	2,891,364	—	(7,610)	(7,610)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.480%	Monthly	60	October—2024	GBP	485,148	—	(2,274)	(2,274)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.550%	Monthly	438	October—2024	GBP	3,541,580	—	(16,601)	(16,601)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.870%	Monthly	910	October—2024	USD	7,293,250	—	(14,187)	(14,187)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.398%	Monthly	888	November—2024	GBP	5,216,254	—	(115,092)	(115,092)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.404%	Monthly	302	November—2024	GBP	1,773,996	—	(39,142)	(39,142)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.400%	Monthly	630	November—2024	GBP	4,553,898	—	(11,986)	(11,986)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.400%	Monthly	210	November—2024	GBP	1,517,966	—	(3,995)	(3,995)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.330%	Monthly	48	October—2024	GBP	388,118	—	(1,819)	(1,819)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.330%	Monthly	32	October—2024	GBP	258,746	—	(1,213)	(1,213)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.534%	Monthly	399	January—2025	GBP	3,226,234	—	(15,123)	(15,123)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.534%	Monthly	133	January—2025	GBP	1,075,411	—	(5,041)	(5,041)
Subtotal — Depreciation									—	(292,803)	(292,803)
Total — Total Return Swap Agreements									$(1,091)	$1,907,403	$1,908,493

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Soybean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
Cargill Coffee Front Index
	Long Futures Contracts
	Coffee	100.00%
Cargill Gold Index
	Long Futures Contracts
	Gold	100.00%
Cargill Lean Hog Index
	Long Futures Contracts
	Lean Hog	100.00%
Cargill Live Cattle Index
	Long Futures Contracts
	Live Cattle	100.00%
Cargill Soybean Oil Index
	Long Futures Contracts
	Soybean Oil	100.00%
Cargill Sugar Index
	Long Futures Contracts
	Sugar	100.00%
Cargill Wheat Index
	Long Futures Contracts
	Wheat	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Enhanced Strategy A48 on the S&P GSCI Wheat Excess Return Index
	Long Futures Contracts
	Wheat	100.00%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return Index
	Long Futures Contracts
	Soybean	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Soymeal type A Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity KCE0 ER Custom Index
	Long Futures Contracts
	Copper	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$8,939,825	$—	$8,939,825
Money Market Funds	403,700,095	—	—	403,700,095
Options Purchased	2,969,631	—	—	2,969,631
Total Investments in Securities	406,669,726	8,939,825	—	415,609,551
Other Investments - Assets*
Futures Contracts	8,080,204	—	—	8,080,204
Swap Agreements	—	7,594,647	—	7,594,647
	8,080,204	7,594,647	—	15,674,851
Other Investments - Liabilities*
Futures Contracts	(1,883,477)	—	—	(1,883,477)
Swap Agreements	—	(311,434)	—	(311,434)
	(1,883,477)	(311,434)	—	(2,194,911)
Total Other Investments	6,196,727	7,283,213	—	13,479,940
Total Investments	$412,866,453	$16,223,038	$—	$429,089,491

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund